Pensions (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans		$ 0.4	$ 0.9	$ 0.8
Superannuation In Australia [Member]
IfrsStatementLineItems [Line Items]
Pension Plan, Employer Contribution Rate	11.00%	10.50%
Pension For UK Employees [Member]
IfrsStatementLineItems [Line Items]
Pension Plan, Employer Contribution Rate		7.00%	7.00%	7.00%
Pension For Netherlands Employees [Member]
IfrsStatementLineItems [Line Items]
Pension Plan, Employer Contribution Rate		10.30%